ORIX Corporation Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended														12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Common Stock JPY (¥)	Mar. 31, 2009 Common Stock	Mar. 31, 2010 Additional Paid-in Capital JPY (¥)	Mar. 31, 2009 Additional Paid-in Capital JPY (¥)	Mar. 31, 2011 Retained Earnings USD ($)	Mar. 31, 2011 Retained Earnings JPY (¥)	Mar. 31, 2010 Retained Earnings JPY (¥)	Mar. 31, 2009 Retained Earnings JPY (¥)	Mar. 31, 2011 Maximum	Mar. 31, 2009 Flexible Capital Policy JPY (¥)	Mar. 31, 2009 Merger Of Consolidated Subsidiary JPY (¥)
Stockholders Equity Note [Line Items]
Dividends to be distributed to shareholders	$ 103	¥ 8,599
Declared date of dividends to be distributed to shareholders	2011-05	2011-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2011	Mar. 31, 2011
Legal reserve reclassified to retained earnings				2,220
Issuance of common stock, shares					0	18,000,000	0
Issuance of common stock			83,024			41,677		41,347
Amount available for dividends under the Japanese Companies Act	2,904	241,449
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	567	47,121
Equity in undistributed earnings of the companies accounted for by the equity method	202	16,806	8,364	(40,458)						334	27,812
Restricted net assets of certain subsidiaries, percentage to consolidated net assets														25.00%
Treasury stocks acquired	1	70	3	29,294											29,290
Treasury stocks disposed			¥ 291	¥ 1,595					¥ (533)			¥ (531)	¥ (9,915)			¥ 12,013